Liabilities For Pension Benefits - Funded (Unfunded) Status of Plan (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Funded (unfunded) status of plan	BRL (1,061,456)	BRL (932,403)
BrTREV Plans
Defined Benefit Plan Disclosure [Line Items]
Funded (unfunded) status of plan	399,574	473,554
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Funded (unfunded) status of plan	(482,938)	(237,308)
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Funded (unfunded) status of plan	(33,477)	(10,104)
PAMEC Plan
Defined Benefit Plan Disclosure [Line Items]
Funded (unfunded) status of plan	BRL 2,585	BRL 2,981